Label	Element	Value
AB Ultra Short Income ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB Ultra Short Income ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	114.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund will pursue its objective by investing, under normal circumstances, primarily in a mix of U.S. Government and investment grade corporate fixed-income securities. Under normal circumstances, the Fund will maintain a dollar-weighted average duration of less than one year, although it may invest in securities of any duration or maturity. The Fund may invest in mortgage-backed and other asset-backed securities, certificates of deposit and commercial paper. The Fund expects to invest a portion of its assets in the AB Government Money Market Portfolio (the “Money Market Portfolio”), a series of AB Fixed-Income Shares, Inc. that is managed by the Adviser, to gain exposure to fixed-income securities with shorter durations relative to the Fund’s average duration. The Fund may invest in securities of foreign issuers, which will typically be denominated in U.S. Dollars, and may include securities of both government and corporate issuers. The Fund expects to engage in active and frequent trading of its portfolio securities.
The Adviser selects securities for purchase or sale based on the Adviser’s view of market conditions and investment opportunities, and on the Adviser’s assessment of the securities’ risks and return characteristics as well as the securities’ impact on the overall risks and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including primary and secondary market liquidity, the credit quality and sensitivity to interest rates of the securities under consideration, and of the Fund’s other holdings.
Although not part of its principal investment strategies, the Fund may invest in derivatives.
The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
•	how the Fund’s performance changed from year to year over the life of the Fund; and
•	how the Fund’s average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at www.abfunds.com (click on “Investments—ETFs”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund’s performance changed from year to year over the life of the Fund; andhow the Fund’s average annual returns for one year and since inception compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.abfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund’s shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund’s: Best Quarter was up 1.95%, 4th quarter, 2023; and Worst Quarter was up 1.15%, 2nd quarter, 2023.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns:–Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and– Are not relevant to investors who hold Fund shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
AB Ultra Short Income ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all investments, you may lose money by investing in the Fund.
AB Ultra Short Income ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), interest rate levels, and regional and global conflicts, that affect large portions of the market.

AB Ultra Short Income ETF | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

AB Ultra Short Income ETF | Credit Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Credit Risk: An issuer or guarantor of a fixed-income security may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

AB Ultra Short Income ETF | Duration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will likely decrease in value by approximately 3% if interest rates increase by 1%.

AB Ultra Short Income ETF | Inflation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

AB Ultra Short Income ETF | Foreign Non U S Investments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Foreign (Non‑U.S.) Investments Risk: Investments in securities of non‑U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors.

AB Ultra Short Income ETF | Illiquid Investments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

AB Ultra Short Income ETF | ETF Share Price and Net Asset Value Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
ETF Share Price and Net Asset Value Risk: The Fund’s shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The net asset value per share (“NAV”) of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

AB Ultra Short Income ETF | Authorized Participant Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Authorized Participant Risk: Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de‑listing.

AB Ultra Short Income ETF | Active Trading Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Active Trading Market Risk: There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

AB Ultra Short Income ETF | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Management Risk: The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

AB Ultra Short Income ETF | Mortgage Related and Other Asset Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities. Some mortgage-backed securities are “TBA” securities, which have additional risks.

AB Ultra Short Income ETF | Investment in Other Investment Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests to the extent these expenses are not waived or reimbursed by the Adviser.

AB Ultra Short Income ETF | Active Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

AB Ultra Short Income ETF | AB Ultra Short Income ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
After 1 Year	rr_ExpenseExampleYear01	$ 26
After 3 Years	rr_ExpenseExampleYear03	80
After 5 Years	rr_ExpenseExampleYear05	141
After 10 Years	rr_ExpenseExampleYear10	$ 318
2014	rr_AnnualReturn2014
2015	rr_AnnualReturn2015
2016	rr_AnnualReturn2016
2017	rr_AnnualReturn2017
2018	rr_AnnualReturn2018
2019	rr_AnnualReturn2019
2020	rr_AnnualReturn2020
2021	rr_AnnualReturn2021
2022	rr_AnnualReturn2022
2023	rr_AnnualReturn2023	5.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.15%
1 Year	rr_AverageAnnualReturnYear01	5.96%
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2022
AB Ultra Short Income ETF | Return After Taxes on Distributions | AB Ultra Short Income ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.81%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2022	[3]
AB Ultra Short Income ETF | Return After Taxes on Distributions and Sale of Fund Shares | AB Ultra Short Income ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.49%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2022	[3]
AB Ultra Short Income ETF | FTSE 3 Month US T-Bill Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.26%
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%	[2]

[1]
The Fund’s investment advisory agreement provides that AllianceBernstein L.P. (the “Adviser”) will pay substantially all expenses of the Fund (including expenses of AB Active ETFs, Inc. relating to the Fund), except for the advisory fees, payments under the Fund’s 12b‑1 plan (if any), interest expenses, taxes, acquired fund fees and expenses (other than fees and expenses for funds advised by the Adviser and/or its affiliates), and litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non‑operating expenses, including brokerage commissions.

[2]	Inception date is 9/14/22.
[3]	After-tax returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.